CREDIT QUALITY INDICATORS (Tables)	12 Months Ended
Dec. 31, 2014
Credit Quality Indicators [Abstract]
Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables present the risk category of loans by class of loans based on the most recent analysis performed at December 31, 2014 and December 31, 2013.

Commercial Credit Exposure (dollar amounts in thousands)
Credit risk profile by credit worthiness category

					Commercial		Commercial
	Commercial		Commercial		Real Estate		Real Estate
Credit	Operating		Agricultural		1-4 Family		Other		Total
Grade	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Pass	$32,933	$31,967	$45,863	$40,844	$39,683	$41,331	$101,222	$90,104	$219,701	$204,246
6	0	0	0	0	0	0	0	2,801	0	2,801
7	956	1,341	159	163	793	1,125	3,899	6,622	5,807	9,251
8	0	0	0	0	0	0	0	0	0	0
Total	$33,889	$33,308	$46,022	$41,007	$40,476	$42,456	$105,121	$99,527	$225,508	$216,298

Real Estate Credit Exposure (dollar amounts in thousands)
Credit risk by credit worthiness category

	Real Estate		Real Estate
Credit	Construction		Other		Total
Grade	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Pass	$4,214	$3,246	$17,951	$14,445	$22,165	$17,691
6	0	0	0	142	0	142
7	0	130	18	843	18	973
8	0	0	0	0	0	0
Total	$4,214	$3,376	$17,969	$15,430	$22,183	$18,806

Consumer Credit Exposure (dollar amount in thousands)
Credit risk by credit worthiness category

	Consumer		Consumer		Consumer
Credit	Equity		Auto		Other		Total
Grade	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Pass	$17,987	$18,304	$4,650	$5,175	$8,616	$10,848	$31,253	$34,327
6	0	0	0	0	0	0	0	0
7	199	530	0	3	8	4	207	537
8	0	0	0	0	0	0	$0	$0
Total	$18,186	$18,834	$4,650	$5,178	$8,624	$10,852	$31,460	$34,864